Consolidated Statement Of Shareholders' Equity (Audited) (USD $) In Millions	Total	Common stock	Capital in excess of par value	Retained earnings	Accumulated other comprehensive income (loss)	Total Walmart shareholders' equity	Nonredeemable Noncontrolling interest
Redeemable noncontrolling interest at Jan. 31, 2011	$ 408
Balances at Jan. 31, 2011	71,247	352	3,577	63,967	646	68,542	2,705
Balances, in shares at Jan. 31, 2011		3,516
Consolidated net income	16,326			15,699		15,699	627
Consolidated net income, net of tax, attributable to redeemable noncontrolling interest	61
Other comprehensive income (loss), net of income taxes	(2,716)				(2,056)	(2,056)	(660)
Other comprehensive income net of tax portion attributable to redeemable noncontrolling interest	(66)
Cash dividends declared	(5,048)			(5,048)		(5,048)
Purchase of Company stock (in shares)		(113)
Purchase of Company stock	(6,170)	(11)	(229)	(5,930)		(6,170)
Nonredeemable noncontrolling interest of acquired entity							1,988
Noncontrolling interest, change in redemption value	1,988
Other	134	1	344	3		348	(214)
Other changes in redeemable noncontrolling interest	1
Other, in shares		15
Redeemable noncontrolling interest at Jan. 31, 2012	404
Balances at Jan. 31, 2012	75,761	342	3,692	68,691	(1,410)	71,315	4,446
Balances, in shares at Jan. 31, 2012		3,418
Consolidated net income	17,683			16,999		16,999	684
Consolidated net income, net of tax, attributable to redeemable noncontrolling interest	73
Other comprehensive income (loss), net of income taxes	961				823	823	138
Other comprehensive income net of tax portion attributable to redeemable noncontrolling interest	51
Cash dividends declared	(5,361)			(5,361)		(5,361)
Purchase of Company stock (in shares)		(115)
Purchase of Company stock	(7,709)	(11)	(357)	(7,341)		(7,709)
Nonredeemable noncontrolling interest of acquired entity							469
Noncontrolling interest, change in redemption value	469
Other	(66)	1	285	(10)		276	(342)
Other changes in redeemable noncontrolling interest	(9)
Other, in shares		11
Redeemable noncontrolling interest at Jan. 31, 2013	519
Balances at Jan. 31, 2013	81,738	332	3,620	72,978	(587)	76,343	5,395
Balances, in shares at Jan. 31, 2013		3,314
Consolidated net income	16,617			16,022		16,022	595
Consolidated net income, net of tax, attributable to redeemable noncontrolling interest	78
Redeemable noncontrolling interest, change in redemption value	1,019
Other comprehensive income (loss), net of income taxes	(2,720)				(2,409)	(2,409)	(311)
Other comprehensive income net of tax portion attributable to redeemable noncontrolling interest	(66)
Cash dividends declared	(6,139)			(6,139)		(6,139)
Purchase of Company stock (in shares)		(87)
Purchase of Company stock	(6,557)	(9)	(294)	(6,254)		(6,557)
Noncontrolling interest, change in redemption value	(1,019)		(1,019)			(1,019)
Other	(581)	0	55	(41)		14	(595)
Other changes in redeemable noncontrolling interest	(59)
Other, in shares		6
Redeemable noncontrolling interest at Jan. 31, 2014	1,491
Balances at Jan. 31, 2014	$ 81,339	$ 323	$ 2,362	$ 76,566	$ (2,996)	$ 76,255	$ 5,084
Balances, in shares at Jan. 31, 2014		3,233